Changes in liabilities arising from financing activities	12 Months Ended
Dec. 31, 2019
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Changes in liabilities arising from financing activities
28.	Changes in liabilities arising from financing activities
Changes in liabilities arising from financing activities for the year ended December 31, 2019 are as follows:

(In millions of won)
	January 1, 2019			Non-cash transactions
			Cash flows from financing activities	Reclassification	Gain or loss on foreign currency translation	Effective interest adjustment	Others	December 31, 2019
Short-term borrowings	~~W~~	—	686,097	—	10,696	—	—	696,793
Current portion of long-term borrowings and bonds		1,553,907	(1,567,818)	1,237,344	18,887	584	—	1,242,904
Long-term borrowings		5,232,271	4,341,087	(827,883)	54,202	—	—	8,799,677
Bonds		1,772,599	1,323,251	(409,461)	(20,351)	10,568	64,910	2,741,516
Lease liabilities		115,119	(64,570)	—	1,849	4,085	32,029	88,512

	~~W~~	8,673,896	4,718,047	—	65,283	15,237	96,939	13,569,402